CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES:
Consolidated net income (loss)	$ 1,948	$ (26,753)
Adjustments to reconcile net income to net cash provided by operating activities—
Noncash accretion of asset retirement obligations	33	726
Noncash lease expense	1,820	2,852
Amortization of deferred financing costs, including original issue discount	50	590
Depreciation and amortization	1,080	4,081	$ 1,352
Interest paid-in-kind		1,684
Provision for bad debts	140	543
Change in deferred income taxes	1,211	15,561
Noncash compensation	219	129
Loss on sale of assets		197
Changes in assets and liabilities—
Accounts receivable	(1,679)	1,896
Prepaid expenses and other current assets	(797)	416
Other assets	(307)	(331)
Accounts payable and accrued liabilities	1,624	(8,761)
Deferred revenue	(371)	(146)
Income taxes	311
Other liabilities	(1,669)	(2,327)
Net cash provided by (used in) operating activities	3,613	(9,643)
INVESTING ACTIVITIES:
Purchases of property and equipment	(89)	(409)
Purchase of Fairway Outdoor	(43,108)
Net cash used in investing activities	(43,197)	(409)
FINANCING ACTIVITIES:
Net transactions with Emmis Communications Corp.	(6,280)
Payments on long-term debt	(918)	(1,836)
Proceeds from long-term debt	29,352	14,000
Proceeds of stock issuances	22,000
Payments for debt related costs	(2,487)	(24)
Net cash provided by financing activities	41,667	12,140
INCREASE IN CASH AND CASH EQUIVALENTS	2,083	2,088
CASH AND CASH EQUIVALENTS:
Beginning of period	0	2,083
End of period	2,083	4,171	$ 2,083
Cash paid for —
Interest	606	7,067
Noncash financing transactions —
Consideration received by Emmis Communications Corporation as a result of the Transaction described in Note 1 to the accompanying consolidated and combined financial statements	$ 105,339
Value of stock issued to employees under stock compensation program		129
Noncash debt-related costs		$ 281